Investment Portfolio
(UNAUDITED) | 09.30.2023
CARILLON CHARTWELL SMALL CAP VALUE FUND
COMMON STOCKS - 99.0%	Shares	Value
Aerospace & defense - 6.2%
AAR Corp.*	37,957	$2,259,580
Moog, Inc., Class A	25,681	2,900,926
Parsons Corp.*	60,945	3,312,361
Air freight & logistics - 1.6%
Hub Group, Inc., Class A*	27,524	2,161,735
Automobile components - 2.6%
Patrick Industries, Inc.	23,174	1,739,440
Visteon Corp.*	13,112	1,810,374
Banks - 13.8%
Columbia Banking System, Inc.	86,269	1,751,261
CVB Financial Corp.	109,843	1,820,098
First Financial Bancorp	83,538	1,637,345
FNB Corp.	144,033	1,554,116
Independent Bank Group, Inc.	31,149	1,231,943
Old National Bancorp	130,160	1,892,526
Pacific Premier Bancorp, Inc.	58,961	1,282,991
Renasant Corp.	56,226	1,472,559
Sandy Spring Bancorp, Inc.	51,419	1,101,909
Towne Bank	65,730	1,507,189
United Bankshares, Inc.	57,335	1,581,873
United Community Banks, Inc.	79,133	2,010,770
Building products - 1.5%
Masonite International Corp.*	21,613	2,014,764
Capital markets - 1.3%
PJT Partners, Inc., Class A	22,850	1,815,204
Chemicals - 3.0%
Element Solutions, Inc.	92,873	1,821,239
Minerals Technologies, Inc.	42,518	2,328,286
Commercial services & supplies - 1.5%
UniFirst Corp.	12,724	2,074,139
Construction & engineering - 1.4%
Dycom Industries, Inc.*	20,993	1,868,377
Construction materials - 2.3%
Eagle Materials, Inc.	18,471	3,075,791
Consumer finance - 1.1%
PRA Group, Inc.*	79,054	1,518,627
Containers & packaging - 1.1%
TriMas Corp.	61,293	1,517,615
Electric utilities - 1.7%
PNM Resources, Inc.	52,296	2,332,925
Electrical equipment - 1.6%
nVent Electric PLC	42,346	2,243,915
Electronic equipment, instruments & components - 6.1%
CTS Corp.	61,734	2,576,777
Fabrinet*	18,733	3,121,292
Plexus Corp.*	27,405	2,548,117
Energy equipment & services - 4.6%
Cactus, Inc., Class A	58,410	2,932,766
ChampionX Corp.	95,571	3,404,239
Entertainment - 1.2%
Cinemark Holdings, Inc.*	86,547	1,588,137
Food products - 0.9%
Nomad Foods Ltd.*	77,344	1,177,176
Health care equipment & supplies - 4.0%
Enovis Corp.*	39,713	2,094,067
Integer Holdings Corp.*	41,984	3,292,805
Health care providers & services - 1.5%
Patterson Cos, Inc.	68,895	2,042,048
Hotel & resort real estate investment trusts (REITs) - 2.1%
Pebblebrook Hotel Trust	81,133	1,102,597
Ryman Hospitality Properties, Inc.	21,038	1,752,044
Hotels, restaurants & leisure - 4.6%
Denny's Corp.*	166,110	1,406,952
Jack in the Box, Inc.	32,324	2,232,295
Six Flags Entertainment Corp.*	109,371	2,571,312
Household durables - 2.7%
Helen of Troy Ltd.*	12,054	1,405,014
Tri Pointe Homes, Inc.*	81,565	2,230,803
Industrial real estate investment trusts (REITs) - 2.4%
First Industrial Realty Trust, Inc.	26,897	1,280,028
STAG Industrial, Inc.	58,878	2,031,880
Insurance - 4.1%
Kemper Corp.	57,561	2,419,289
Selective Insurance Group, Inc.	31,201	3,219,007
Machinery - 5.0%
Columbus McKinnon Corp.	69,962	2,442,373
EnPro Industries, Inc.	18,399	2,229,775
Mueller Water Products, Inc., Class A	168,532	2,136,986
Multi-utilities - 2.3%
Black Hills Corp.	18,786	950,384
NorthWestern Corp.	46,279	2,224,169
Oil, gas & consumable fuels - 3.2%
Matador Resources Co.	36,534	2,173,042
Southwestern Energy Co.*	336,239	2,168,742
Professional services - 1.3%
Korn Ferry	36,735	1,742,708
Retail real estate investment trusts (REITs) - 1.8%
Kite Realty Group Trust	111,783	2,394,392
Semiconductors & semiconductor equipment - 2.2%
Diodes, Inc.*	18,580	1,464,847
Ichor Holdings Ltd.*	51,731	1,601,592
Software - 2.8%
CommVault Systems, Inc.*	25,746	1,740,687
Progress Software Corp.	38,502	2,024,435
Specialized real estate investment trusts (REITs) - 1.1%
Four Corners Property Trust, Inc.	66,447	1,474,459
Specialty retail - 1.8%
Boot Barn Holdings, Inc.*	23,251	1,887,749
Leslie's, Inc.*	109,568	620,155
Textiles, apparel & luxury goods - 1.1%
Oxford Industries, Inc.	15,190	1,460,215
Trading companies & distributors - 1.5%
Rush Enterprises, Inc., Class A	49,240	2,010,469
Total common stocks (cost $115,084,220)		134,815,702
Total investment portfolio (cost $115,084,220) - 99.0%		134,815,702
Other assets in excess of liabilities - 1.0%		1,358,887
Total net assets - 100.0%		136,174,589

* Non-income producing security

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:
Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.